Business Segments (Reconciliation of Operating Profit (Loss) from Segments to Consolidated Statements of Income) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017		Mar. 31, 2016
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating profit	¥ 1,224,100	¥ 1,395,800		¥ 1,551,000
Reversal of (provision for) credit losses	240,847	(253,688)	[1]	(231,862)	[1]
Trading account losses-net	(73,114)	(639,184)		276,654
Foreign exchange gains (losses)-net	(49,561)	(134,885)		192,086
Equity in earnings of equity method investees-net	227,984	197,821	[1]	176,857	[1]
Impairment of goodwill		(6,638)	[1]	(333,719)	[1]
Impairment of intangible assets	(21,900)	(5,803)	[1]	(117,726)	[1]
Reversal of (provision for) off-balance sheet credit instruments	96,054	(106,556)		185
Income before income tax expense	1,661,819	272,543		1,162,670
Reconciliation [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating profit	1,224,000	1,396,000		1,551,000
Reversal of (provision for) credit losses	241,000	(254,000)		(232,000)
Trading account losses-net	(287,000)	(880,000)		(6,000)
Equity investment securities gains-net	215,000	181,000		105,000
Debt investment securities gains (losses)-net	71,000	48,000		(19,000)
Foreign exchange gains (losses)-net	7,000	(110,000)		129,000
Equity in earnings of equity method investees-net	228,000	198,000		177,000
Impairment of goodwill		(7,000)		(334,000)
Impairment of intangible assets	(22,000)	(6,000)		(118,000)
Reversal of (provision for) off-balance sheet credit instruments	96,000	(107,000)
Other-net	(111,000)	(186,000)		(90,000)
Income before income tax expense	¥ 1,662,000	¥ 273,000		¥ 1,163,000

[1]	The MUFG Group early adopted new guidance on restricted cash retrospectively in the second half of the fiscal year ended March 31, 2018, and prior year amounts were revised. See Note 1 for further information.